COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 11:-  COMMITMENTS AND CONTINGENT LIABILITIES

a.         Lease commitments:

In March 2013, the Company signed a non-cancelable agreement to rent offices for an average period of five years, starting July 2013. The total rental expenses are approximately $ 137 per month.

The U.S. subsidiary has an operating lease for office facilities in Woburn, Massachusetts and in San Diego, California, the leases expire on August 31, 2019 and on April 30, 2018, respectively. The Company's subsidiaries maintain smaller offices in South Africa, China, Singapore, Japan, New Zealand, UK, Spain, Colombia and various locations in Europe.

In addition, the Company has operating lease agreements for its motor vehicles, which terminate in 2016 through 2019.

Operating leases (offices and motor vehicles) expense for the years ended December 31, 2015, 2014 and 2013 was $ 2,828, $ 3,155 and $ 3,273, respectively.

As of December 31, 2015, the aggregate future minimum lease obligations (offices and motor vehicles) under non-cancelable operating leases agreements were as follows:

Year ending December 31,

2016	$2,690
2017	1,948
2018	894
2019	100

Total	$5,632

b.         Major subcontractor:

The Company currently depends on one subcontractor to manufacture and provide hardware, warranty and support for its traffic management systems. If the subcontractor experiences delays, disruptions, quality control problems or a loss in capacity, shipments of products may be delayed and the Company's ability to deliver products could be materially adversely affected. Certain hardware components for the Company's products come from single or limited sources, and the Company could lose sales if these sources fail to satisfy its supply requirements. In the event that the Company terminates its business connection with the subcontractor, it will have to compensate the subcontractor for certain inventory costs, as specified in the agreement with the subcontractor.